NOTES PAYABLE (Details Narrative)																																					3 Months Ended								6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 16, 2022 USD ($) $ / shares shares	Sep. 02, 2022	Aug. 17, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) $ / shares shares	Mar. 10, 2022 USD ($)	Feb. 21, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 27, 2021 USD ($) $ / shares	Sep. 28, 2021 USD ($)	Sep. 13, 2021 shares	Sep. 07, 2021 USD ($)	Apr. 02, 2021 USD ($)	Feb. 05, 2021 USD ($) shares	Feb. 04, 2021 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 18, 2020 USD ($) d	Nov. 10, 2020 USD ($) d	Oct. 14, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) d	Aug. 17, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($) d	Jul. 06, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($)	Mar. 17, 2020 $ / shares shares	Mar. 11, 2020 USD ($)	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 $ / shares shares	Feb. 03, 2020 $ / shares shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 $ / shares shares	Jan. 08, 2020 USD ($) d	Oct. 30, 2019 USD ($) d	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 16, 2022 shares	Jun. 30, 2022 USD ($)	May 05, 2022 USD ($)	Dec. 31, 2019 USD ($)	Nov. 06, 2017 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Debt Instrument [Line Items]
Short-term note payable								$ 2,498,076																													$ 2,540,016					$ 2,442,154				$ 2,540,016			$ 2,498,076	$ 2,442,154
Shares issued | shares							15,035,000				1,100,630																				300,000,000																		9,833,750
Shares Issued, Price Per Share | $ / shares							$ 0.08	$ 0.08																							$ 0.03																		$ 0.08
Debt realized gain (loss)																																												$ 22,221
Notes Payable																																					114,850									114,850
Professional Fees																																					$ 135,441		$ 41,174							359,636	$ 123,383		$ 155,241	111,318
Convertible note payable								$ 1,193,341																																		$ 541,426							$ 1,193,341	$ 541,426
Debt discount																																														$ 145,632
Common stock, par value | $ / shares								$ 0.001																													$ 0.001		$ 0.001			$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt unamortized debt discount								$ 26,919																													$ 437,044					$ 170,438				$ 437,044			$ 26,919	$ 170,438
Common Stock [Member]
Debt Instrument [Line Items]
Short-term note payable																														$ 36,500																									$ 36,500
Shares issued | shares																									833,333			2,000,000	3,690,000	1,700,000	4,523,333									36,283	44,213,053								44,249,336	43,762,272
Shares Issued, Price Per Share | $ / shares																									$ 0.03			$ 0.04	$ 0.03
Accrued interest																														$ 19,721
Common stock, par value | $ / shares																														$ 0.02
Payroll Protection Loan [Member]
Debt Instrument [Line Items]
Debt interest rate															1.00%									1.00%
Loans payable															$ 89,200									$ 110,700
Debt maturity date															Feb. 04, 2023									May 04, 2022
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate												10.00%
Debt principal amount	$ 300,000		$ 150,000																																																$ 138,889			$ 138,889
Debt maturity date												Sep. 07, 2022
Notes Payable												$ 226,345
Debt Instrument, Debt Default, Description of Notice of Default												default interest rate of 22%
Repayments of Notes Payable												$ 23,828
Professional Fees												$ 23,345
Warrants to purchase | shares			1,875,000	1,736,111																																															1,736,111	3,750,000
Warrant exercise price | $ / shares	$ 0.04		$ 0.04	$ 0.04																																															$ 0.04
Promissory Note [Member] | September Seven Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Notes Payable																																																					$ 119,142
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate										10.00%
Debt maturity date										Sep. 28, 2022
Notes Payable										$ 142,720																																											75,015
Debt Instrument, Debt Default, Description of Notice of Default										default interest rate of 22%
Repayments of Notes Payable										$ 15,003
Professional Fees										$ 14,720
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate						10.00%
Debt maturity date						Mar. 10, 2023
Notes Payable						$ 170,600																																															170,060
Debt Instrument, Debt Default, Description of Notice of Default						default interest rate of 22%
Repayments of Notes Payable						$ 18,766
Professional Fees						$ 17,060
Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																	11.00%	11.00%																12.00%	12.00%
Debt maturity date																	Dec. 18, 2021	Nov. 10, 2021
Convertible note payable																	$ 83,500	$ 53,000																$ 32,000	$ 78,000
Debt conversion percentage																	65.00%	65.00%																58.00%	61.00%
Debt trading days | d																	15	15																15	15
Debt discount																										$ 56,000																						$ 7,000
Nine Month Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt interest rate																																		12.00%
Convertible note payable																																		$ 32,000
Debt conversion percentage																																		58.00%
Debt trading days | d																																		15
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																											12.00%					12.00%	12.00%
Debt maturity date																											Feb. 19, 2021					Jan. 08, 2021	Oct. 30, 2020
Convertible note payable																											$ 53,000					$ 103,000	$ 103,000
Debt conversion percentage																											65.00%					65.00%	65.00%
Debt trading days | d																											15					15	15
Fair value of convertible feature																																$ 87,560
Debt discount																																$ 87,560
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																						12.00%
Debt maturity date																						Jul. 15, 2021
Convertible note payable																						$ 128,000
Debt conversion percentage																						65.00%
Debt trading days | d																						15
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																				11.00%
Debt maturity date																				Jul. 15, 2021
Convertible note payable																				$ 63,000
Debt conversion percentage																				65.00%
Debt trading days | d																				15
Heat Recovery Solutions [Member]
Debt Instrument [Line Items]
Short-term note payable																																																									$ 200,000
Debt principal amount																																				$ 1,400,000
Pension liability																																				100,000
Total liability in connection with acquisition.																																				$ 1,500,000
Debt payment description																																				(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly instalments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full.
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Convertible note payable								91,600																																									$ 91,600
Debt principal payments of debt																																																								$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt interest rate																																																								14.00%
Convertible note payable								95,685																																									95,685
Debt principal payments of debt																																																								$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member] | May Five Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Debt principal payments of debt																																					91,600									91,600
Cybernaut Zfounder Ventures [Member] | Nine Month Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt interest rate																																																								14.00%
Debt principal payments of debt																																					$ 95,685									$ 95,685										$ 95,685
Universal Scope Inc [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate									2.00%
Debt maturity date									Jun. 21, 2022
Convertible note payable									$ 650,000
Debt conversion price | $ / shares									$ 0.06
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Debt Instrument [Line Items]
Short-term note payable								1,169,638																																		1,680,350							1,169,638	$ 1,680,350			1,153,956
Debt interest rate																																																										2.50%
Financing Agreement [Member] | DHN Capital LLC [Member]
Debt Instrument [Line Items]
Accrued fees													$ 275,000.00
Accrual rate													225.00%
Financing Agreement [Member] | DHN Capital LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum monthly payment													$ 50,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Stock issued for redemption, shares | shares														1,100,000		697,861
Cashless warrants														$ 44,000		$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Debt Instrument [Line Items]
Accrued interest								6,429																																										6,429
Debt principal amount								$ 164,800																																		164,800							$ 164,800	$ 164,800
Debt converted in stock, shares | shares								14,035,202																																										14,035,202
Debt converted in stock, amount								$ 171,229																																										$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																					8.00%
Debt principal amount																					$ 103,000
Debt principal payments of debt																					19,211
Debt discount																					$ 17,861																		$ 3,234						$ 14,627
Warrants to purchase | shares																					1,500,000
Common stock, par value | $ / shares																					$ 0.001
Restricted shares of common stock | shares																					1,000,000		1,000,000
Debt unamortized debt discount																					$ 3,000																					14,267								14,267			$ 0
Debt conversion price | $ / shares																					$ 0.02
Restricted shares of common stock | shares																					(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares																					$ 0.001
Debt interest rate																					8.00%		8.00%
Debt principal amount																					$ 103,000		$ 164,800
Debt principal payments of debt																					19,211		19,211
Debt discount																					$ 3,000		$ 17,861																				$ 3,234		$ 14,627
Warrants to purchase | shares																							1,500,000
Common stock, par value | $ / shares																					$ 0.001		$ 0.001
Restricted shares of common stock | shares																					1,000,000		1,000,000
Debt unamortized debt discount																					$ 17,861		$ 4,800															$ 0				14,267	$ 14,267					$ 14,267		14,267
Debt conversion price | $ / shares																					$ 0.02		$ 0.02
Restricted shares of common stock | shares																					(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate			15.00%																8.00%
Debt principal amount			$ 150,000																$ 168,000
Debt maturity date			Aug. 17, 2023
Debt principal payments of debt																			24,282
Debt discount																			$ 24,282																			19,093
Warrants to purchase | shares			1,875,000																1,500,000
Common stock, par value | $ / shares																			$ 0.001
Restricted shares of common stock | shares																			1,250,000
Debt unamortized debt discount			$ 15,000.00																$ 8,000																			$ 0
Debt conversion price | $ / shares																			$ 0.02
Stock issued for redemption, shares | shares																697,861
Cashless warrants																$ 27,914
Purchase price			$ 135,000.00
Warrant exercise price | $ / shares			$ 0.04
Restricted shares of common stock | shares																			(1,250,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares																			$ 0.001
Debt principal amount																			$ 168,000
Debt discount																																										5,189
Warrants to purchase | shares																			1,500,000
Restricted shares of common stock | shares																			1,250,000
Debt unamortized debt discount																																										$ 19,093								$ 19,093
Stock issued for redemption, shares | shares																697,861
Cashless warrants																$ 27,914
Restricted shares of common stock | shares																			(1,250,000)
Securities Purchase Agreement [Member] | Master Hill L. P [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate	15.00%				15.00%
Debt principal amount	$ 300,000				$ 750,000
Debt maturity date	Sep. 16, 2023				May 06, 2023
Warrants to purchase | shares	3,750,000				9,375,000
Debt unamortized debt discount	$ 30,000.00				$ 75,000.00
Purchase price	$ 270,000.00				$ 675,000.00
Warrant exercise price | $ / shares	$ 0.04				$ 0.04
Securities Purchase Agreement [Member] | Jefferson Street Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate				15.00%
Debt principal amount				$ 138,888
Debt maturity date				Aug. 05, 2023
Warrants to purchase | shares				1,736,111
Debt unamortized debt discount				$ 13,888.88
Purchase price				$ 125,000.00
Warrant exercise price | $ / shares				$ 0.04
Securities Purchase Agreement [Member] | Pacific Pier Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																																																			15.00%
Debt principal amount																																																			$ 138,888
Debt maturity date		Aug. 05, 2023
Warrants to purchase | shares																																																			1,736,111
Debt unamortized debt discount																																																			$ 13,888.88
Purchase price																																																			$ 125,000.00
Warrant exercise price | $ / shares																																																			$ 0.04
Individual Counterparty [Member]
Debt Instrument [Line Items]
Short-term note payable																														$ 36,500																									$ 36,500				$ 50,000
Fixed fee amount																																																											$ 3,500
Shares issued | shares																														1,700,000
Shares Issued, Price Per Share | $ / shares																														$ 0.02
Accrued interest																														$ 19,721
Debt realized gain (loss)																																									$ 22,221